Significant Accounting Policies - Schedule of Concentration of Credit Risk Percentage (Detail) (Customer concentration risk [Member])	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Customer A [Member] | Sales revenue, net [Member]
Concentration Risk [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable	17.00%	13.00%	28.00%	33.00%	39.00%
Customer A [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable	16.00%		19.00%
Customer B [Member] | Sales revenue, net [Member]
Concentration Risk [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable	15.00%		10.00%
Customer B [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable	15.00%		13.00%
Customer C [Member] | Sales revenue, net [Member]
Concentration Risk [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable	12.00%			13.00%
Customer C [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable	11.00%		12.00%
Customer C [Member] | Accounts receivable [Member] | Customer C March 31, 2014 [Member]
Concentration Risk [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable			11.00%
Customer D [Member] | Sales revenue, net [Member]
Concentration Risk [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable	11.00%			12.00%	17.00%
Customer D [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable	10.00%		11.00%	33.00%
Customer D [Member] | Accounts receivable [Member] | Customer C December 31, 2013 [Member]
Concentration Risk [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable			12.00%
Customer E [Member] | Sales revenue, net [Member]
Concentration Risk [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable	11.00%				10.00%
Customer E [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable				17.00%
Customer F [Member] | Sales revenue, net [Member]
Concentration Risk [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable		17.00%
Customer F [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable				11.00%
Customer G [Member] | Sales revenue, net [Member]
Concentration Risk [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable		15.00%
Customer G [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable				11.00%
Customer H [Member] | Sales revenue, net [Member]
Concentration Risk [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable		11.00%